June 26, 1998


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE:   Nottingham Investment Trust II (the "Trust"); (File Nos. 33-37458 and 811-
      6199) on behalf of The CarolinasFund


Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 33 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on June 5, 1998.


Yours truly,

/s/ C. Frank Watson III
C. Frank Watson III
Secretary